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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08873


                   American Fidelity Dual Strategy Fund, Inc.
               __________________________________________________
               (Exact name of registrant as specified in charter)

                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
               ___________________________________________________
               (Address of principal executive offices) (Zip code)

                               Stephen P. Garrett
                       American Fidelity Assurance Company
                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
                     _______________________________________
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1: Reports to Shareholders

     American Fidelity
     DUAL STRATEGY FUND, INC. [LOGO] (R)



                                             Semi-Annual

                                                  Report

                                           June 30, 2005

                                  June 30, 2005



Dear Participant:

The first six months of 2005 were challenging for US stock investors. Through June 30, the S&P 500 was down slightly, at -.8%. However, the second quarter was up by +1.4%. By contrast, intermediate term, investment quality bonds (the Lehman government, credit index) were up 1.7% for the six month period and 2.5% for the second quarter.

The Dual Strategy Fund continues to invest in high quality, large capitalization stocks - with 50% of the portfolio following a value strategy and 50%, the growth strategy. Todd Investment Advisors, based in Louisville, Kentucky, is the value manager. Seneca Capital Management, located in San Francisco, is the growth manager. This two-pronged approach provides for prudent diversification among non-speculative, large US stocks.

The following comments, from recent strategy materials, give a sense of what Todd (the value investor) expects in the coming months:

          The stock market is stuck in a trading range. The upside is limited by the Fed's determination to raise interest rates. The downside is partially protected by strong corporate profits. However, this stalemate appears to be contributing to a shift in stock market leadership from small cap, low quality stocks to large cap, high quality stocks, a change that should benefit the Dual Strategy Fund's portfolio's performance.

In similar fashion, the following is representative of Seneca's (the growth investor) outlook:

          The facts speak for themselves: growth is "undervalued," and significantly so...growth stocks present an attractive opportunity, as they are expected to grow their earnings by 15% next year (2006)...While stock prices and fundamentals do occasionally get out of balance, they normally revert to a more "normalized" pattern, meaning...the link between fundamentals and long-term performance (should) resume.

Because the future is difficult to predict, the Dual Strategy Fund continues to try to capture the best ideas from the two basic, recurrent investment themes -- growth and value. There are no guarantees in stock investing, but we believe these two different approaches -- linked together -- offer a sound opportunity for long term success.

                                   Sincerely,

                                   JOHN W. REX
                                   John W. Rex, President
                                   American Fidelity Dual Strategy Fund, Inc.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                       Statement of Assets and Liabilities
                                 June 30, 2005
                                   (Unaudited)

Investments, at market value (cost $180,755,033)                    $   199,618,870
Accrued interest and dividends                                              222,413
Accounts receivable for securities sold                                   1,238,637
                                                                     ---------------
          Net assets                                                $   201,079,920
                                                                     ===============

Composition of net assets:
     Net capital paid in on shares of capital stock                 $   203,073,335
     Undistributed net investment income                                  3,600,033
     Accumulated net realized losses                                    (24,457,285)
     Unrealized appreciation on investments                              18,863,837
                                                                     ---------------
         Net assets (equivalent to $10.016 per share based on
            20,076,375 shares of capital stock outstanding)         $   201,079,920
                                                                     ===============

See accompanying notes to financial statements.

                         AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                   Statement of Operations
                                 Period ended June 30, 2005
                                         (Unaudited)
Investment income:
     Income:
        Dividends (net of foreign taxes paid of $10,258)                 $      1,575,431
        Interest                                                                   91,727
        Miscellaneous income                                                        6,536
                                                                          ----------------
                                                                                1,673,694
     Expenses:
        Investment advisory fees (note 2)                                         497,781
                                                                          ----------------
                 Net investment income                                          1,175,913
                                                                          ----------------
Realized gains on investments:
     Proceeds from sales                                                       55,714,613
     Cost of securities sold                                                   52,057,716
                                                                          ----------------
                 Net realized gains on investments                              3,656,897
                                                                          ----------------
Unrealized appreciation on investments, end of period                          18,863,837
Unrealized appreciation on investments, beginning of year                      25,963,139
                                                                          ----------------
                 Decrease in unrealized appreciation on investments            (7,099,302)
                                                                          ----------------
                 Net decrease in net assets resulting from operations    $     (2,266,492)
                                                                          ================

See accompanying notes to financial statements.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                       Statements of Changes in Net Assets
           Period ended June 30, 2005 and Year ended December 31, 2004
                                   (Unaudited)
                                                                     2005                  2004
                                                           --------------------   ------------------
Increase (decrease) in net assets from operations:
    Net investment income                                  $      1,175,913             2,657,003
    Net realized gains on investments                             3,656,897             1,613,879
    Net change in unrealized appreciation on investments         (7,099,302)           11,385,944
                                                            -------------------   ------------------
             Increase (decrease) in net assets resulting
                from operations                                  (2,266,492)           15,656,826
                                                            -------------------   ------------------
Distributions to shareholders (note 3):
    Investment income                                                    --            (2,000,000)
                                                            -------------------   ------------------
             Total distributions to shareholders                         --            (2,000,000)
Changes from capital stock transactions (note 4)                 (4,045,603)           (3,195,847)
                                                            -------------------   ------------------
             Increase (decrease) in net assets                   (6,312,095)           10,460,979
Net assets, beginning of year                                   207,392,015           196,931,036
                                                            -------------------   ------------------
Net assets, end of period                                  $    201,079,920           207,392,015
                                                            ===================   ==================
Undistributed net investment income                        $      3,600,033             2,424,120

See accompanying notes to financial statements.

                                       AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                                  Financial Highlights
                                                       (Unaudited)
                                            Period Ended
                                               June 30        ---------------------Year Ended December 31--------------------------
                                                2005               2004              2003              2002              2001
                                           ----------------   ---------------   ---------------  -----------------  ----------------
Net investment income                     $          0.058             0.129             0.101              0.091             0.107
Net realized and unrealized gains
  (losses) from securities                          (0.166)            0.640             1.829             (2.657)           (1.437)
                                           ----------------   ---------------   ---------------   ----------------  ----------------
                                                    (0.108)            0.769             1.930             (2.566)           (1.330)
Distributions - investment income                    0.000            (0.098)           (0.097)            (0.073)           (0.124)
                                           ----------------   ---------------   ---------------   ----------------  ----------------
Net increase (decrease) in net
  asset unit value                                  (0.108)            0.671             1.833             (2.639)           (1.454)
Net asset unit value, beginning of period           10.124             9.453             7.620             10.259            11.713
                                           ----------------   ---------------   ---------------   ----------------  ----------------
Net asset unit value, end of period       $         10.016            10.124             9.453              7.620            10.259
                                           ================   ===============   ===============   ================  ================
Net assets outstanding, end of period     $    201,079,920       207,392,015       196,931,036        159,411,603       209,014,499
Ratios:
  Ratio of expenses to average net
    assets                                          0.50%             0.50%             0.50%              0.50%             0.50%
  Ratio of net investment income to
    average net assets                              1.17%             1.35%             1.21%              1.03%             1.00%
  Portfolio turnover rate                          27.14%            70.81%            56.75%             52.14%            52.82%
  Total return<F1>                                  5.36%             8.16%            25.38%            (25.05)%          (11.33)%

<F1>
     Total return  figures do not reflect  charges  pursuant to the terms of the variable  annuity  contracts  funded by separate accounts that invest in the Fund's shares.

See accompanying notes to financial statements.

                                          AMERICAN FIDELITY DUAL STRATEGY FUND
                                            Schedule of Portfolio Investments
                                                      June 30, 2005
                                                       (Unaudited)
                                                                                             Market Value
                                                                                ---------------------------------------
                                                          Shares or
                                                          Principal
Common stock:                                               Amount                     Amount           % of Net Assets
                                                       ---------------          -----------------      ----------------
Apparel and Accessory Stores
     The Gap, Inc.                                             87,720         $        1,732,470                 0.86%
                                                                                -----------------      ----------------
                                                                                       1,732,470                 0.86%
                                                                                -----------------      ----------------

Building Materials and Gardening Supplies
     Home Depot                                                50,000                  1,945,000                 0.97%
     Lowe's Companies                                          41,840                  2,435,925                 1.21%
                                                                                -----------------      ----------------
                                                                                       4,380,925                 2.18%
                                                                                -----------------      ----------------

Business Services
     Adobe Systems Inc.                                        87,820                  2,513,409                 1.25%
     Computer Sciences Corp.<F1>                               46,000                  2,010,200                 1.00%
     Electronic Arts, Inc.<F1>                                 49,000                  2,773,890                 1.38%
     First Data Corporation                                    45,260                  1,816,736                 0.90%
     Google Inc.<F1>                                           11,800                  3,470,970                 1.73%
     Microsoft Corporation                                    136,000                  3,378,240                 1.68%
     Oracle Corporation<F1>                                    80,000                  1,056,000                 0.52%
     SunGard Data Systems, Inc.<F1>                            54,000                  1,899,180                 0.94%
     Verisign, Inc.<F1>                                        98,300                  2,827,108                 1.41%
     Yahoo Inc.<F1>                                            51,600                  1,787,940                 0.89%
                                                                                -----------------      ----------------
                                                                                      23,533,673                11.70%
                                                                                -----------------      ----------------

Chemicals and Allied Products
     Abbott Laboratories                                       38,400                  1,881,984                 0.94%
     Amgen, Inc.<F1>                                           55,560                  3,359,157                 1.67%
     Bristol-Myers Squibb Company                              32,000                    799,360                 0.40%
     Colgate-Palmolive                                         55,260                  2,758,027                 1.37%
     Dow Chemical Company                                      49,000                  2,181,970                 1.08%
     Pfizer Inc.                                              167,600                  4,622,408                 2.30%
                                                                                -----------------      ----------------
                                                                                      15,602,906                 7.76%
                                                                                -----------------      ----------------

Communications
     SBC Communications, Inc.                                  57,582                  1,367,573                 0.68%
     Verizon Communications, Inc.                              54,248                  1,874,268                 0.93%
                                                                                -----------------      ----------------
                                                                                       3,241,841                 1.61%
                                                                                -----------------      ----------------


                                          AMERICAN FIDELITY DUAL STRATEGY FUND
                                            Schedule of Portfolio Investments
                                                      June 30, 2005
                                                       (Unaudited)

                                                                                             Market Value
                                                                                ---------------------------------------
                                                          Shares or
                                                          Principal
Common stock:                                               Amount                     Amount           % of Net Assets
                                                       ---------------          -----------------      ----------------
Depository Institutions
     Bank of America Corporation                               94,064         $        4,290,259                 2.13%
     Citigroup, Inc.                                          114,110                  5,275,305                 2.62%
     JPMorgan Chase & Co.                                      61,350                  2,166,882                 1.08%
     PNC Financial Services Group                              18,000                    980,280                 0.49%
     Wachovia Corporation                                      28,000                  1,388,800                 0.69%
     Wells Fargo & Company                                     48,000                  2,955,840                 1.47%
                                                                                -----------------      ----------------
                                                                                      17,057,366                 8.48%
                                                                                -----------------      ----------------


Durable Goods, Wholesale
     Johnson & Johnson                                         51,100                  3,321,500                 1.65%
                                                                                -----------------      ----------------
                                                                                       3,321,500                 1.65%
                                                                                -----------------      ----------------

Eating and Drinking Places
     McDonald's Corporation                                    37,000                  1,026,750                 0.51%
                                                                                -----------------      ----------------
                                                                                       1,026,750                 0.51%
                                                                                -----------------      ----------------


Electric, Gas, and Sanitary Service
     Dominion Resources                                        30,000                  2,201,700                 1.09%
     Keyspan Corporation                                       37,000                  1,505,900                 0.75%
     Xcel Energy, Inc.                                         45,000                    878,400                 0.44%
                                                                                -----------------      ----------------
                                                                                       4,586,000                 2.28%
                                                                                -----------------      ----------------


Electronic and Other Electric Equipment
     Emerson Electric Company                                  34,000                  2,129,420                 1.06%
     Ericsson (LM) Tel. ADR<F2>                                77,060                  2,462,067                 1.23%
     General Electric Company                                 166,160                  5,757,444                 2.86%
     Intel Corportation                                       111,900                  2,916,114                 1.45%
     Network Appliance Inc.<F1>                                62,490                  1,766,592                 0.88%
     Qualcomm, Inc.                                            56,900                  1,878,269                 0.93%
     Texas Instruments                                         40,000                  1,122,800                 0.56%
     Xilinx, Inc.                                              97,350                  2,482,425                 1.23%
                                                                                -----------------      ----------------
                                                                                      20,515,131                10.20%
                                                                                -----------------      ----------------


                                          AMERICAN FIDELITY DUAL STRATEGY FUND
                                            Schedule of Portfolio Investments
                                                      June 30, 2005
                                                       (Unaudited)

                                                                                             Market Value
                                                                                ---------------------------------------
                                                          Shares or
                                                          Principal
Common stock:                                               Amount                     Amount           % of Net Assets
                                                       ---------------          -----------------      ----------------

Food and Kindred Products
     Anheuser-Busch Companies, Inc.                            35,000         $        1,601,250                 0.80%
     Coca-Cola Enterprises                                    114,960                  2,530,270                 1.26%
     Kellogg Company                                           50,790                  2,257,107                 1.12%
     PepsiCo, Inc.                                             18,000                    970,740                 0.48%
                                                                                -----------------      ----------------
                                                                                       7,359,367                 3.66%
                                                                                -----------------      ----------------


General Merchandise
     J.C. Penney Co, Inc.                                      55,820                  2,935,016                 1.46%
     Target Corporation                                        73,600                  4,004,576                 1.99%
                                                                                -----------------      ----------------
                                                                                       6,939,592                 3.45%
                                                                                -----------------      ----------------


Holding and Other Investment Offices
     Archstone Smith Trust                                     35,600                  1,374,872                 0.68%
     First Industrial Realty Trust                             31,200                  1,244,880                 0.62%
     Mack-Cali Realty Corporation                              21,100                    955,830                 0.48%
     Simon Property Group, Inc.                                19,000                  1,377,310                 0.68%
                                                                                -----------------      ----------------
                                                                                       4,952,892                 2.46%
                                                                                -----------------      ----------------


Home Furniture & Equipment
     Best Buy Company, Inc.<F1>                                84,000                  5,758,200                 2.87%
                                                                                -----------------      ----------------
                                                                                       5,758,200                 2.87%
                                                                                -----------------      ----------------


Industrial Machinery and Equipment
     3M Company                                                29,260                  2,115,498                 1.05%
     Applied Materials, Inc.                                  156,630                  2,534,274                 1.26%
     Cisco Systems, Inc.<F1>                                  118,000                  2,254,980                 1.12%
     Deere and Company                                         23,000                  1,506,270                 0.75%
     EMC Corporation<F1>                                      228,610                  3,134,243                 1.56%
     Intl Business Machines Corporation                        22,500                  1,669,500                 0.83%
     Jabil Circuit, Inc.<F1>                                   82,400                  2,532,152                 1.26%
     United Technologies Corporation                          114,820                  5,896,007                 2.93%
                                                                                -----------------      ----------------
                                                                                      21,642,924                10.76%
                                                                                -----------------      ----------------


                                          AMERICAN FIDELITY DUAL STRATEGY FUND
                                            Schedule of Portfolio Investments
                                                      June 30, 2005
                                                       (Unaudited)

                                                                                             Market Value
                                                                                ---------------------------------------
                                                          Shares or
                                                          Principal
Common stock:                                               Amount                     Amount           % of Net Assets
                                                       ---------------          -----------------      ----------------

Instruments and Related Products
     Medtronic                                                 45,080         $        2,334,693                 1.16%
     Stryker Corporation                                       63,950                  3,041,462                 1.52%
                                                                                -----------------      ----------------
                                                                                       5,376,155                 2.68%
                                                                                -----------------      ----------------


Insurance Carriers
     MGIC Investment Corporation                               36,000                  2,347,920                 1.17%
     UnitedHealth Group, Inc.                                  60,800                  3,170,112                 1.58%
     WellPoint Inc.<F1>                                        69,400                  4,833,016                 2.40%
                                                                                -----------------      ----------------
                                                                                      10,351,048                 5.15%
                                                                                -----------------      ----------------

Leather and Leather Products
     Coach, Inc.<F1>                                           58,200                  1,953,774                 0.97%
                                                                                -----------------      ----------------
                                                                                       1,953,774                 0.97%
                                                                                -----------------      ----------------

Nondepository Institutions
     MBNA Corporation                                         100,625                  2,632,350                 1.31%
                                                                                -----------------      ----------------
                                                                                       2,632,350                 1.31%
                                                                                -----------------      ----------------


Nondurable Goods-Wholesale
     Cardinal Health, Inc.                                     34,500                  1,986,510                 0.99%
     McKesson Corporation                                      46,000                  2,060,340                 1.02%
     Medco Health Solutions<F1>                                 3,425                    182,758                 0.09%
                                                                                -----------------      ----------------
                                                                                       4,229,608                 2.10%
                                                                                -----------------      ----------------


Paper and Allied Products
      Kimberly-Clark Corporation                               60,500                  3,786,695                 1.88%
                                                                                -----------------      ----------------
                                                                                       3,786,695                 1.88%
                                                                                -----------------      ----------------


                                          AMERICAN FIDELITY DUAL STRATEGY FUND
                                            Schedule of Portfolio Investments
                                                      June 30, 2005
                                                       (Unaudited)

                                                                                             Market Value
                                                                                ---------------------------------------
                                                          Shares or
                                                          Principal
Common stock:                                               Amount                     Amount           % of Net Assets
                                                       ---------------          -----------------      ----------------

Petroleum Refining and Related Industries
     BP (U.S.) PLC ADR<F2>                                     60,320         $        3,762,762                 1.87%
     ChevronTexaco                                             45,584                  2,549,057                 1.27%
     ConocoPhillips                                            64,000                  3,679,360                 1.83%
     Marathon Oil                                              42,000                  2,241,540                 1.11%
                                                                                -----------------      ----------------
                                                                                      12,232,719                 6.08%
                                                                                -----------------      ----------------

Primary Metal Industries
     Corning, Inc.<F1>                                        119,140                  1,980,107                 0.99%
                                                                                -----------------      ----------------
                                                                                       1,980,107                 0.99%
                                                                                -----------------      ----------------

Railroad Transportation
     Union Pacific Corporation                                 28,700                  1,859,760                 0.93%
                                                                                -----------------      ----------------
                                                                                       1,859,760                 0.93%
                                                                                -----------------      ----------------

Rubber & Miscllaneous Plastic Products
     Nike, Inc. - Class B                                      32,780                  2,838,748                 1.41%
                                                                                -----------------      ----------------
                                                                                       2,838,748                 1.41%
                                                                                -----------------      ----------------

Transportation By Air
     FedEx Corporation                                         21,400                  1,733,614                 0.86%
                                                                                -----------------      ----------------
                                                                                       1,733,614                 0.86%
                                                                                -----------------      ----------------
Transportation Equipment
     Honda Motor Company ADR<F2>                               42,000                  1,033,620                 0.52%
                                                                                -----------------      ----------------
                                                                                       1,033,620                 0.52%
                                                                                -----------------      ----------------

Water Transportation
     Carnival Corporation                                      28,200                  1,538,310                 0.77%
                                                                                -----------------      ----------------
                                                                                       1,538,310                 0.77%
                                                                                -----------------      ----------------

Total common stocks (cost $174,334,208)                                              193,198,045                96.08%
                                                                                -----------------      ----------------

Short-Term Investments
     AIM Money market funds (3.1682% at                     6,420,825                  6,420,825                 3.19%
           June 30, 2005)                                                       -----------------      ----------------
   Total short-term investments                                                        6,420,825                 3.19%
                                                                                -----------------      ----------------


                                          AMERICAN FIDELITY DUAL STRATEGY FUND
                                            Schedule of Portfolio Investments
                                                      June 30, 2005
                                                       (Unaudited)
                                                                                              Market Value
                                                                                ---------------------------------------
                                                          Shares or
                                                          Principal
                                                            Amount                     Amount           % of Net Assets
                                                       ---------------          -----------------      ----------------

Total investments (cost $180,755,033)                                         $      199,618,870                99.27%

Other assets and liabilities, net                                                      1,461,050                 0.73%

                                                                                -----------------      ----------------
Total Net Assets                                                              $      201,079,920               100.00%
                                                                                =================      ================

<F1>
     Presently not producing dividend income
<F2>
     Foreign Investments

See accompanying notes to financial statements.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

                     Notes to Unaudited Financial Statements

                                  June 30, 2005


(1)  Summary of Significant Accounting Policies

     (a)  General

          American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA).

          The Fund's investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

          Shares of the Fund are only available to separate accounts of AFA or other insurance companies to fund the benefits of variable annuity contracts.

     (b)  Investments

          Investments in corporate stocks are valued by FT Interactive Data Services. Securities for which published quotations are not available are valued at the quotation obtained from Bloomberg L.P. Short-term investments are valued on the basis of cost, which approximates market, and include all investments with maturities less than one year.

          The Fund's portfolio of investments is diversified such that not more than 5% of the value of the total assets of the Fund is invested in any one issuer and not more than 25% is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.

          Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

          Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund's investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are recorded as reductions of dividend income.

          The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

          As of June 30, 2005, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $52,409,321 and $55,714,613, respectively, net of brokerage commissions.

          The gross unrealized appreciation and depreciation on investments at June 30, 2005 for financial reporting purposes were $30,628,802 and $11,764,965, respectively. For federal income tax purposes, the cost, unrealized appreciation, and unrealized depreciation were $181,554,635, $36,086,712, and $10,475,633, respectively, at December
          31, 2004.

     (c)  Income Taxes

          Management of the Fund believes that the Fund will continue to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The Fund's policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

          At December 31, 2004, the Fund had capital loss carryovers of $819,158 expiring in 2008, $6,881,056 expiring in 2009, $9,727,701 expiring in 2010, and $10,119,983 expiring in 2011. The Fund has elected to defer reporting for tax purposes capital losses of $214,226 incurred in November and December 2004 until 2005. These losses will expire in 2013. The Fund's board of directors does not intend to distribute any realized gain distributions until the carry forwards have been offset or expired.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

          On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of June 30, 2005 for undistributed net investment income, accumulated net realized loss, or unrealized appreciation on investments.

     (d)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     (e)  Distributions to Shareholders

          Distributions to shareholders are recorded on the ex-dividend date.

(2)  Transactions With Affiliates

     The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund's average daily net assets. AFA has engaged two subadvisors who receive fees based on a percentage of the Fund's daily net assets. The subadvisors' fees are paid by AFA.

     AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

     Certain officers and directors of the Fund are also officers and directors of AFA.

(3)  Distributions to Shareholders

     On November 15, 2004, a distribution of $0.0981 per share was declared from ordinary income, which amounted to $2,000,000. On November 14, 2003, a distribution of $0.0971 per share was declared from ordinary income, which amounted to $2,000,000.

(4)  Changes From Capital Stock Transactions

     As of June 30, 2005, 200,000,000 shares of $0.001 par value capital stock were authorized.

       Transactions in capital stock were as follows:

                                                            Shares                              Amount
                                              ----------------------------------  ---------------------------------
                                                   2005              2004              2005               2004
                                              ----------------  ----------------  ----------------   --------------
Shares sold                                         183,579           459,151    $    1,821,997          4,385,025
Shares issued in reinvestment of
    dividends and distributions                          --           202,675                --          2,000,000
                                              ----------------  ----------------  ----------------   --------------
                                                    183,579           661,826         1,821,997          6,385,025
Shares redeemed                                    (591,690)       (1,010,583)       (5,867,600)        (9,580,872)
                                              ----------------  ----------------  ----------------   --------------
    Decrease in net assets derived
       from capital stock transactions             (408,111)         (348,757)   $   (4,045,603)        (3,195,847)
                                              ================  ================  ================   ==============

PORTFOLIO HOLDINGS

     The following table depicts the portfolio holdings of the Fund by type of security and industry sector, showing the percentage of net asset value or total investments attributable to each as of June 30, 2005.

COMMON STOCK

Apparel and Accessory Stores                             0.86%
Building Materials and Gardening Supplies                2.18%
Business Services                                       11.70%
Chemical and Allied Products                             7.76%
Communications                                           1.61%
Depository Institutions                                  8.48%
Durable Goods, Wholesale                                 1.65%
Eating and Drinking Places                               0.51%
Electric, Gas, Sanitary Service                          2.28%
Electronic and Other Electric Equipment                 10.20%
Food and Kindred Products                                3.66%
General Merchandise                                      3.45%
Holding and Other Investment Offices                     2.46%
Home Furniture & Equipment                               2.87%
Industrial Machinery and Equipment                      10.76%
Instruments and Related Products                         2.68%
Insurance Carriers                                       5.15%
Leather and Leather Products                             0.97%
Nondepository Institutions                               1.31%
Nondurable Goods-Wholesale                               2.10%
Paper and Allied Products                                1.88%
Petroleum Reining and Related Industries                 6.08%
Primary Metal Industries                                 0.99%
Railroad Transportation                                  0.93%
Rubber & Miscellaneous Plastic Products                  1.41%
Transportation By Air                                    0.86%
Transportation Equipment                                 0.52%
Water Transportation                                     0.77%
                                                       ------
         Total Common Stock                             96.08%
                                                       ------
Short-Term Investments                                   3.19%
Other Assets and Liabilities, net                        0.73%
                                                       ------
         TOTAL                                         100.00%
                                                       ======

EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 - June 30, 2005).

Actual Expenses

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period; however, you may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. As a result, the second line of the table is useful in comparing ongoing costs only; it will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

                                     Beginning Account           Ending Account Value             Expenses Paid
                                           Value                         Value                    During Period<F1>
                                      January 1, 2005                June 30, 2005            Jan. 1 - June 30, 2005
------------------------------- ----------------------------- ---------------------------- -----------------------------
Actual                                   $1,000.00                      $989.33                       $2.43

Hypothetical                             $1,000.00                     $1,024.80                      $2.51
(Assumes 5% return before expenses)

<F1>
     Expenses are equal to the Fund's  annualized  expenses ratio of 0.50%,  multiplied by the average account value over the period,  multiplied by .4958904 (the number of days in most recent fiscal half-year/365 (to reflect the one-half year period).

AVAILABILITY OF PORTFOLIO HOLDINGS AND PROXY VOTING POLICIES AND RECORD

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each of (1) the Fund's Form N-Q, (2) a description of the policies and procedures that the Fund, its investment advisor and its sub-advisors use to determine how to vote proxies relating to its portfolio securities holdings and (3) information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by contacting the Fund at 1-800-662-1106, va.help@af-group.com or P.O. Box 25520, Oklahoma City, OK 73125-0520. The information is also available on the SEC's website at http//www.sec.gov and at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PARTICIPANTS' BENEFITS

As a shareholder of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services which help you meet your investment needs. Some of the services you currently enjoy are the following:

       RE-INVESTMENT WITHOUT CHARGE
         Dividends and interest from investment income as well as capital gain contributions are automatically re-invested without charge.

       PROFESSIONAL MANAGEMENT
         Knowledgeable, full-time management constantly monitors market opportunities for your fund.

       CAPITAL FULLY INVESTED
         Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

       PERSONAL SERVICE
         Continuous personal ervice is available to you through the team of American Fidelity trained salaried representatives or directly from the Annuity Services Department in our Home Office.

Board of Directors                 JOHN W. REX, Chairman
American Fidelity                      President and Director
Dual Strategy                            American Fidelity Assurance Company
Fund, Inc.                         JEAN G. GUMERSON
                                       President Emeritus
                                         Presbyterian Health Foundation
                                   GREGORY M. LOVE
                                       President and Chief Operating Officer
                                         Love's Development Companies
                                   J. DEAN ROBERTSON, D.D.S., M.Ed.
                                       Pediatric Dentistry
                                         Private Practice
                                   G.  RAINEY WILLIAMS, JR. President and Chief
                                       Operating Officer Marco Holding
                                         Corporation
--------------------------------------------------------------------------------
Safekeeping of Securities          InvestTrust, N.A.
                                       Oklahoma City, Oklahoma
--------------------------------------------------------------------------------
Independent Auditors               KPMG, LLP
                                       Oklahoma City, Oklahoma
--------------------------------------------------------------------------------
Underwriter                        American Fidelity Securities, Inc.
                                       Oklahoma City, Oklahoma
                                         Member NASD
--------------------------------------------------------------------------------
Investment Advisor                 American Fidelity Assurance Company
                                       Oklahoma City, Oklahoma
--------------------------------------------------------------------------------
Investment Sub-Advisors            Seneca Capital Management LLC
                                       Pasadena, California
                                   Todd Investment Advisors, Inc.
                                       Louisville, Kentucky
--------------------------------------------------------------------------------
Board of Directors                 LYNDA L. CAMERON
American Fidelity                      President
Assurance Company                        Cameron Equestrian Centers, Inc.
                                   WILLIAM M. CAMERON
                                       Chairman of the Board and Chief Executive
                                         Officer
                                       American Fidelity Assurance Company
                                   WILLIAM E. DURRETT
                                       Senior Chairman of the Board
                                       American Fidelity Assurance Company
                                   CHARLES R. EITEL
                                       Chairman and Chief Executive Officer
                                       Simmons Company
                                   THEODORE M. ELAM
                                       Attorney
                                       McAfee and Taft
                                   DAVID R. LOPEZ
                                       President
                                       Downtown Oklahoma City, Inc.
                                   PAULA MARSHALL-CHAPMAN
                                       Chief Executive Officer
                                       The Bama Companies, Inc.
                                   JOHN W. REX
                                       President
                                       American Fidelity Assurance Company
                                   GALEN P. ROBBINS, M.D.
                                       Physician
                                       Cardiovascular Clinic - Founding
                                         Physician

                              For More Information


To obtain information:

By telephone:
Call 1-800-662-1106

By mail Write to:
American Fidelity
Dual Strategy Fund, Inc.
P. O. Box 25520
Oklahoma City, OK  73125-0520

By E-mail Send your request to:
va.help@af-group.com

On the Internet Text-only versions of fund documents can be viewed online or downloaded from the SEC's web site: http://www.sec.gov

You may also obtain copies of fund documents by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.



________________________________________________________________________________

                           2000 N. Classen Boulevard
                         Oklahoma City, Oklahoma 73106
                                 1-800-662-1106

GVA-277                                             Information Published 8/2005

Item 2: Code of Ethics

          Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert

          Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services

          Not Applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants

          Not Applicable to Registrant.

Item 6: Schedule of Investments

          Not Applicable. See Schedule of Investments included in Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

          Not Applicable to Registrant.

Item 8: Portfolio Managers of Closed-End Management Investment Companies

          Not Applicable to Registrant.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

          Not Applicable to Registrant.

Item 10: Submission of Matters to a Vote of Security Holders

          There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors.

Item 11: Controls and Procedures

          Based on their evaluation (as required by Rule 30a-3(b)) of the Fund's Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of John
          W. Rex, the principal executive officer, and David R. Carpenter, the principal financial officer, has concluded that, in his judgment, the Fund's Disclosure Controls and Procedures are effective.

          There was no change in the Fund's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12: Exhibits

         (a)(1)   Not applicable to Semi-Annual Report.

         (a)(2)   Separate certifications of Principal Executive
                  Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

         (a)(3)   Not applicable to Registrant.

         (b) Certification of Principal Executive Officer and Principal Financial Officer required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

            DAVID R. CARPENTER
Name:       David R. Carpenter
Title:      Executive Vice President and Principal Financial Officer

Date:  August 25, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

            JOHN W. REX
Name:       John W. Rex
Title:      President and Principal Executive Officer

Date:  August 25, 2005

            DAVID R. CARPENTER
Name:       David R. Carpenter
Title:      Executive Vice President and Principal Financial Officer

Date:  August 25, 2005

                                                                  Exhibit (a)(2)

                             OFFICER'S CERTIFICATION


I, John W. Rex, certify that:

1. I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting


Date:  August 25, 2005                 By:        JOHN W. REX
                                            Name: John W. Rex
                                            Title:   President & Principal
                                                     Executive Officer

                             OFFICER'S CERTIFICATION


I, David R. Carpenter, certify that:

1. I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting


Date:  August 25, 2005                 By:           DAVID R. CARPENTER
                                            Name:    David R. Carpenter
                                            Title:   Executive Vice President &
                                                     Principal Financial Officer

                                                                     Exhibit (b)

                   Certification of Periodic Financial Report
                Pursuant to Section 906 of the Sarbanes-Oxley Act


     In connection with the Form N-CSR of the registrant for the period ended June 30, 2003, the undersigned hereby certify pursuant to Section 906 of the Sarbanes-Oxley Act that:

          1. The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) or 15(d) of the Securities Exchange Act of 1934, and

          2. The information contained in such N-CSR report fairly presents, in all material respects, the financial condition and results of operation of the registrant as of and for the periods presented in the report.

          Dated August 25, 2005.


                                       JOHN W. REX
                            Name:      John W. Rex
                            Title:     President and Principal Executive Officer


                                       DAVID R. CARPENTER
                            Name:      David R. Carpenter
                            Title:     Executive Vice President & Principal
                                       Financial Officer